Revenue and Sales-Type Leases - Cash Offer Program Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 749	$ 0	$ 11,333	$ 12,313	$ 8,725
Sales-type Lease, Revenue	0	8,991	304	214,764	216,408	30,636
Cash Offer Program
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 9,739	$ 304	$ 226,096	$ 228,721	$ 39,361